Property and Equipment, Net - Summary Of Property Plant And Equipment Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 26,953	$ 24,881
Less: accumulated depreciation	14,072	10,436
Property and equipment, net	12,881	14,445
Building [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	2,178	2,451
IT Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	23,124	20,571
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,617	1,821
Other equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 34	$ 38